Managers AMG Funds

ESSEX AGGRESSIVE GROWTH FUND

Semi-Annual Report
April 30, 2000
Essex Aggressive Growth Fund

Semi-Annual Report
April 30, 2000
(unaudited)

TABLE OF CONTENTS

	Begins
	on Page
Letter to Shareholders  		1
Summary of Industry Weightings and Top Ten Holdings
	2
Schedules of Portfolio Investments 		3
	Detailed portfolio listings by security type and
industry sector,
		as valued at April 30, 2000
Financial Statements
	Statement of Assets and Liabilities 		6
		Fund balance sheets, Net Asset Value (NAV)
per share computation and
			cumulative undistributed amounts
	Statement of Operations 		7
		Detail of sources of income, fund expenses,
and realized and unrealized
			gains (losses) during the period
	Statement of Changes in Net Assets 		8
		Detail of changes in fund assets for the
period
Financial Highlights 		9
	Net asset value, total return, expense ratios,
turnover ratio and net assets
Notes to Financial Statements 		10
	Accounting and distribution policies, details of agreements and transactions
		with fund management and description of
certain investment risks


Investments in Managers AMG Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank.
Shares of the Fund are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve
Board, or any governmental agency.



Dear Fellow Shareholders:
	It is my pleasure to present to you the
first semi-annual report for the Managers AMG
Essex Aggressive Growth Fund.  The launch of the
Fund on November 1, 1999 was very successful from many perspectives. The timing of the launch was, by chance, just in time to take advantage of the dramatic appreciation of "growth" stocks during November and December. Thus, it is gratifying to know that early investors into the Fund have been able to witness good results right from the start.
The strong performance continued into the first quarter of 2000, and despite a sharp correction in March and April, the Fund has provided a return of 51.0% for the first six months of operation. This compares very favorably against the 7.9% return for the Standard & Poor's 500 Index for the same time period. Finally, the rapid appreciation along with the public interest that good performance generates enabled the Fund to quickly build to a viable size, ending the period at $268 million in assets.
	In light of the Essex style of investing, we should expect a fair amount of volatility.
Volatility is a necessary consequence of growth oriented investing even if the portfolio managers seek to limit the risks in their portfolios. This is because growth investors are looking ahead to the future profitability of their investments, and small changes in expectations can lead to large changes in the price of securities. Short-term volatility is detrimental to short-term investors but can be advantageous to long-term investors if managed correctly.
	In order to help our shareholders cope with the ever-changing markets and understand the performance of their Fund, we are pleased to provide timely reports about the Fund on the internet at www.managersamg.com. The current and historical net asset value per share of the Fund is always available on the site. Also, there is a quarterly fact sheet that illustrates the performance of the Fund, the portfolio characteristics, sector allocations and other information about the Fund and portfolio managers.
In addition, we are currently posting the most recent month-end portfolio holdings (delayed by about two weeks) so that shareholders can see exactly how the Fund is invested. Any news or other pertinent information such as expected distributions will be posted on the site as it becomes available. In the coming months we are working to provide investors internet access to account specific information such as share balances and trading histories as well as transactions.
	The following report contains a listing of the investment portfolio and financial statements.
Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersamg.com.

	We thank you for your investment in Managers
AMG Funds.

Sincerely,

/s/ Peter M. Lebovitz
Peter M. Lebovitz
President
Managers AMG Funds


Essex Aggressive Growth Fund
Summary of Industry Weightings as of April 30, 2000 (unaudited)

Major Sectors		Fund Weighting

Capital Goods			1.2	%
Communication Services			3.3
Consumer Cyclicals			1.5
Consumer Staples			9.3
Energy			7.6
Financials			6.5
Health Care			19.4
Technology			45.7
Utilities			0.9
Other			4.6


Top Ten Holdings as of April 30, 2000 (unaudited)

Security Name		Fund Weighting

Sybron International Corp.		2.6	%
Walt Disney Co., The		2.5
VeriSign, Inc.		2.4
Phone.com, Inc.		2.4
Nokia Corp., Sponsored ADR		2.4
Schlumberger, Ltd.		2.3
Packard BioScience Co.		2.2
Redback Networks, Inc.		2.2
Brocade Communications Systems, Inc.		2.2
Genentech, Inc.		2.1

Essex Aggressive Growth Fund
Schedule of Portfolio Investments
April 30, 2000 (unaudited)


				Shares			Value

Common Stocks - 95.4%
Capital Goods - 1.2%
Millipore Corp. 	47,700	 	3,419,494
Communication Services - 3.3%
Allied Riser Communications Corp.*	159,400
	3,098,338
AT&T Wireless Group*	45,400	 	1,444,288
Covad Communications Group, Inc.*	34,438
	949,197
Telesystem International Wireless, Inc.*	102,210
	3,321,824
	Total Communication Services	8,813,647
Consumer Cyclicals - 1.5%
CMGI, Inc.*	19,960	 	1,423,398
Home Depot, Inc.	47,575	 	2,667,173
	Total Consumer Cyclicals	4,090,571
Consumer Staples - 9.3%
Adolph Coors Co. 	92,700	 	4,727,700
Brinker International, Inc.*	90,200	 	2,875,125
Cheesecake Factory, Inc., The*	44,600
	1,811,875
McDonald's Corp.	43,300	 	1,650,813
Outback Steakhouse, Inc.*	48,300	 	1,578,806
P.F. Chang's China Bistro Inc.*	51,500
	1,799,281
Starbucks Corp.*	39,100	 	1,180,331
Walt Disney Co., The	155,700	 	6,743,756
Whole Foods Market, Inc.*	58,200	 	2,473,500
	Total Consumer Staples	24,841,187
Energy - 7.6%
Anadarko Petroleum Corp.	63,200	 	2,745,250
Grant Prideco, Inc.*	49,700	 	956,725
R&B Falcon Corp.*	265,000	 	5,498,750
Schlumberger, Ltd.	82,100	 	6,285,781
Smith International, Inc.*	37,800	 	2,872,800
Weatherford International, Inc.*	49,700
	2,019,063
	Total Energy	20,378,369
Financials - 6.5%
American International Group, Inc.	45,500
	4,990,781
eSPEED, Inc., Class A*	71,840	 	3,380,970
Morgan Stanley Dean Witter & Co.	51,600
	3,960,300
State Street Corp.	52,400	 	5,076,250
	Total Financials	17,408,301
Health Care - 19.4%
Albany Molecular Research, Inc.*	75,000
	3,290,625
Bristol-Myers Squibb Co.	102,000	 	5,348,625
EPIX Medical, Inc.*	159,200	 	2,766,100
Genentech, Inc.*	47,500	 	5,557,500
INAMED Corp.*	16,500	 	676,500
MedImmune, Inc.*	9,780	 	1,558,076
Medtronic, Inc.	73,770	 	3,831,429
Protein Design Labs, Inc.*	41,500	 	4,225,219
QLT PhotoTherapeutics, Inc.*	86,300	 	4,795,044
Sepracor, Inc.*	55,700	 	5,117,438
Sybron International Corp.*	225,400	 	7,015,575
Symyx Technologies*	3,700	 	122,794
Teva Pharmaceutical Ind., Ltd., Sponsored ADR	61,400
	2,693,925
Tularik, Inc.*	173,310	 	4,885,175
	Total Health Care	51,884,025
Technology - 45.7%
Aclara Biosciences, Inc.*	8,400	 	316,587
Aether Systems, Inc.*	29,040	 	4,833,345
Allaire Corp.*	39,960	 	2,200,298
America Online, Inc.*	53,000	 	3,170,063
Ariba, Inc.*	36,020	 	2,660,978
BEA Systems, Inc.*	115,200	 	5,536,800
Broadcom Corp., Class A*	23,310	 	4,016,604
Brocade Communications Systems, Inc.*	47,260
	5,842,518
Ciena Corp.*	17,300	 	2,137,631
Ditech Communications Corp.*	62,400	 	5,296,200
i2 Technologies, Inc.*	32,340	 	4,177,924
Inktomi Corp.*	25,400	 	3,908,425
JDS Uniphase Corp.*	11,640	 	1,206,923
Juniper Networks, Inc.*	10,800	 	2,295,675
KLA-Tencor Corp.*	41,400	 	3,099,825
L-3 Communications Holdings, Inc.*	91,700
	4,883,025
Maxim Integrated Products, Inc.*	37,730
	2,443,018
Metasolv Software, Inc.*	80,260	 	2,648,580
Micromuse, Inc.*	25,720	 	2,522,168
Nokia Corp., Sponsored ADR	112,800	 	6,415,500
Packard BioScience Co.*	500,000	 	5,937,500
PE Corp., PE Biosystems Group	84,000	 	5,040,000
Pharmacopeia, Inc.*	50,000	 	2,037,500
Phone.com, Inc.*	76,440	 	6,416,182
Polycom, Inc.*	55,860	 	4,416,430
Redback Networks, Inc.*	74,940	 	5,924,943
Sun Microsystems, Inc.*	34,900	 	3,208,618
Teradyne, Inc.*	25,900	 	2,849,000
VeriSign, Inc.*	46,580	 	6,474,620
Vignette Corp.*	110,130	 	5,313,772
Waters Corp.*	55,000	 	5,211,250
	Total Technology	122,441,902
Utilities - 0.9%
Enron Corp.	34,200	 	2,383,313
Total Common Stocks
	(cost $240,904,677)	255,660,809
Short-Term Investments - 11.0%
Other Investment Companies - 9.3%**
Calvert Cash Reserves Institutional
  Prime Fund, 6.01%	1,936,257	 	1,936,257
CitiFunds Institutional Liquid
  Reserves, Class A, 6.00%	918,873	 	918,873
Harris Insight Money Market Fund, 6.05%	10,004,994
	10,004,994
JPM Prime Money Market Fund, 5.72%	12,021,231
12,021,231
Total Other Investment Companies	24,881,355

Repurchase Agreement - 1.7%
State Street Bank & Trust Co., dated 04/28/00,
 due 05/01/00, 5.20%, total to be received
 $4,574,827 (secured by $4,685,000 Federal
National Mortgage Association, 6.10%,
 due 09/14/01, market value $4,634,340), at cost
	4,572,845	 	4,572,845
Total Short-Term Investments
	(cost $29,454,200)	29,454,200
Total Investments - 106.4%
	(cost $270,358,877)	285,115,009
Other Assets, less Liabilities - (6.4)%	(17,025,714)
Net Assets - 100.0%	268,089,295

Note:	Based on the cost of investments of $270,358,877 for
federal income tax purposes at April 30, 2000, the
aggregate gross unrealized appreciation and depreciation
was $34,235,323 and $19,479,191, respectively, resulting in net unrealized appreciation of investments of $14,756,132.
	*	Non-income-producing securities.
	**	Yields shown for each investment company
represents the April 30, 2000, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investment Abbreviations:
ADR:	Securities whose value is determined or significantly
influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. Sponsored ADRs are initiated by the underlying foreign company.


Essex Aggressive Growth Fund
Statement of Assets and Liabilities
April 30, 2000 (unaudited)

Assets:
Investments at value*			 285,115,009
Receivable for investments sold
13,290,022
Receivable for Fund shares sold	839,511
Dividends, interest and other receivables	6,097
Prepaid expenses			 25,235

Total assets		 299,275,874

Liabilities:
Payable for investments purchased			 30,462,686
Payable for Fund shares repurchased			 398,391
Accrued expenses:
Investment advisory and management fees		 225,537
Other		 99,965

	Total liabilities		 31,186,579

Net Assets				 268,089,295

Shares outstanding				 17,757,576

Net asset value, offering and redemption
	price per share			 15.10

Net Assets Represent:
Paid-in capital			 258,096,933
Net investment loss			 (299,086)
Accumulated net realized loss from investments	(4,464,684)
Net unrealized appreciation of investments	14,756,132

Net Assets				 268,089,295

	*Investments at cost			 270,358,877


Essex Aggressive Growth Fund
Statement of Operations
For the six months ended April 30, 2000 (unaudited)


Investment Income:
	Interest income				671,797
	Dividend income				83,699
	Foreign withholding tax				(3,983)

		Total investment income			751,513

Expenses:
	Investment advisory and management fees
	955,091
	Registration			49,808
	Professional fees			28,750
	Custodian			15,104
	Transfer agent			14,773
	Trustees			12,604
	Insurance			5,034
	Miscellaneous			8,421
				2
		Total expenses before reimbursement
	1,089,585
	Expense reimbursement			(38,986)

	Net expenses				1,050,599

		Net investment loss
	(299,086)

Net Realized and Unrealized Gain (Loss):

	Net realized loss on investment transactions
			(4,464,684)
	Net unrealized appreciation of investments
			14,756,132

		Net realized and unrealized gain
	10,291,448

Net Increase in Net Assets
Resulting from Operations		9,992,362


Essex Aggressive Growth Fund
Statement of Changes in Net Assets (unaudited)

				For the
				six months ended
				April 30, 2000
Increase (Decrease) in Net Assets
From Operations:
Net investment loss		(299,086)
Net realized loss on investment transactions
	(4,464,684)
Net unrealized appreciation of investments
14,756,132

Net increase in net assets
	resulting from operations		9,992,362

From Capital Share Transactions:
Proceeds from sale of shares		295,991,597
Cost of shares repurchased		(37,994,664)

Net increase from capital share transactions
	257,996,933

			Total increase in net assets
	267,989,295

Net Assets:
Beginning of period				100,000

End of period				268,089,295

End of period net investment loss		(299,086)

Share Transactions:
Sale of shares				20,195,535
Shares repurchased				(2,447,959)

Net increase in shares			17,747,576


Essex Aggressive Growth Fund
Financial Highlights
For a share of capital stock outstanding throughout the period (unaudited)


For the six months ended
		April 30, 2000
Net Asset Value,
Beginning of Period			$10.00

Income from Investment Operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	5.12

Total from investment operations			5.10

Net Asset Value,
End of Period		$15.10

Total Return (a)(c)	51.00%

Ratio of net expenses to average net assets	1.10%	(b)

Ratio of net investment loss to average net assets
		(0.31)% (b)

Portfolio turnover			114%	(c)

Net assets at end of period (000's omitted)	$268,089



Expense Reimbursement (d)

Ratio of total expenses to average net assets	1.14%	(b)

Ratio of net investment loss to average net assets
	(0.35)% (b)


(a)			Total return would have been less absent
the expense reimbursement.
(b)			Annualized.
(c)			Not annualized.
(d)			Ratio information assuming no
reimbursement of Fund expenses in effect for the six months ended April 30, 2000. (See Notes to Financial Statements.)


Essex Aggressive Growth Fund
Notes to Financial Statements
April 30, 2000 (unaudited)

(1)	Summary of Significant
	Accounting Policies
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended (the "1940 Act").  Currently, the
Trust is comprised of one investment series, Essex
Aggressive Growth Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United
States which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments
Equity securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE.
Over?the?counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Board of Trustees (the
"Trustees").

(b)	Security Transactions
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.


(c)	Investment Income
	and Expenses
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax.
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums when required for federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis.
Expenses which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets.

(d)	Dividends and Distributions
Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes.
Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Federal Taxes
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Stock
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2000, one unaffiliated shareholder, an omnibus account, individually held 27% of the outstanding shares of the Fund.

(g) Repurchase Agreements
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2)	Agreements and Trans-
	actions with Affiliates
The Trust entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment
Manager"), a subsidiary of Affiliated Managers Group, Inc.
("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration and distribution. The Fund's investment portfolio is managed by Essex Investment Management Company, LLC ("Essex"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and the Fund. AMG owns a majority interest in Essex.

The Fund is obligated by its Investment Management
Agreement to pay an annual management fee to the Investment
Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-adviser. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment
Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.
Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the
Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Fund is obligated to repay the Investment
Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.10% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.
For the six months ended April 30, 2000, the Investment
Manager reimbursed the Fund $38,986.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $4,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the complex.

(3)	Purchases and Sales
	of Securities
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2000, were $419,263,229 and $188,760,494, respectively. There were no purchases or sales of U.S. Government securities.



Managers AMG Funds

Investment Manager, Administrator and Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Adviser
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110
(617) 342-3200

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02110

Transfer Agent
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski
*Interested person.

This report is prepared of rthe information of shareholders.
It is authorized for distribution to prospective investors
Only when preceded or accompanied by an effective
Prospectus.

www.managersamg.com